Related Party Transactions - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 27, 2021	Oct. 13, 2020	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2022	Mar. 15, 2022	May 31, 2021	Feb. 01, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares				20.00%
Number of consecutive trading days for determining share price				10 days
Minimum lock in period for transfer, assign or sell warrants after completion of IPO				30 days
Proceeds from related party debt				$ 2,100,000	$ 920,000
General and administrative expenses, related party				83,500	78,000
Accounts Payable [Member]
Related Party Transaction [Line Items]
General and administrative expenses, related party				84,000	78,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 300,000
Debt instrument, interest rate, stated percentage		0.00%
Proceeds from related party debt		$ 192,000		3,000,000	900,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 5,000,000	$ 2,000,000
Debt instrument, convertible, carrying amount of equity component				$ 1,500,000
Debt instrument, convertible, conversion price				$ 1.5
Line of credit facility, maximum borrowing capacity						$ 8,000,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Accounts payable				$ 0	$ 35,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued price per warrant				$ 1.5
Proceeds from Issuance of Warrants				$ 10,000,000
Common Class F [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Common stock shares outstanding				10,000,000	10,000,000					10,000,000
Common Class F [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding									1,250,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share				$ 0.0001	$ 0.0001
Common Class A [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Shares issuable per warrant				1
Class of warrant or right, exercise price of warrants or rights				$ 11.5
Founder shares [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share		$ 0.0001
Sponsor [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer trigger price per share				$ 12
Number of consecutive trading days for determining share price				20 days
Number of trading days for determining share price				30 days
Threshold number of trading days for determining share price from date of business combination				150 days
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction				$ 7,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period				4,666,667
Sponsor [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Stock dividend per share	$ 0.15942029
Common stock, threshold percentage on conversion of shares					20.00%
Sponsor [Member] | Common Class F [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding									1,250,000
Sponsor [Member] | Founder shares [Member] | Common Class F [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services		$ 25,000
Stock issued during period, shares, issued for services		8,625,000
Stock transferred during the period, shares			40,000
Common stock shares outstanding	10,000,000
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period				2,000,000